Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,234,000
Previously Paid Amount	0.00
Total Fee Amount	495.13
Total Offset Amount	0.00
Net Fee	495.13
Narrative - Max Aggregate Offering Price	$ 3,234,000
Final Prospectus	true